Royalties Paid (Details) - USD ($) $ in Millions			3 Months Ended	12 Months Ended			101 Months Ended
	May 05, 2025	Dec. 13, 2016	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	May 05, 2025
Disclosure of attribution of expenses by nature to their function [line items]
Amount owing at beginning of the year				$ (30.7)	$ (21.0)	$ (17.9)
Royalties				(231.9)	(147.7)	(116.4)
Derecognition of Gruyere previously held interest - 50%				3.4	0.0	0.0
Gold Road acquisition through business combination - 100%				(6.7)	0.0	0.0
Amount owing at end of the year			$ 45.3	45.3	30.7	21.0
Translation				(1.9)	1.9	(0.1)
Total royalties paid				$ (222.5)	$ (136.1)	$ (113.4)
Gold Road
Disclosure of attribution of expenses by nature to their function [line items]
Group beneficial interest	100.00%		100.00%
Gruyere Gold project
Disclosure of attribution of expenses by nature to their function [line items]
Percentage of ownership in joint operation	50.00%	50.00%					50.00%